Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Total current assets	$ 138,221,303	$ 159,234,732	$ 43,832,012
Total assets	150,451,534	160,885,760	47,223,358
Total current liabilities	64,325,004	90,440,038	11,146,286
Total liabilities	67,371,528	90,589,026	11,826,417
Revenue generated from services	101,751,348	92,067,474	42,190,191
Revenue generated from sales	117,275,333	68,132,237
Total revenue	219,026,681	160,199,711	42,190,191
Net income from continuing operations	18,180,563	33,612,404	11,583,787
Net cash (used in) provided by operating activities	(16,212,682)	525,753	2,560,400
Net cash provided by (used in) investing activities	17,767,612	569,301	(13,321,524)
Net cash (used in) provided by financing activities	$ (287,123)	$ (919,642)	$ 4,051,162